Honeytree U.S. Equity ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Value
Application Software - 3.9%
Intuit, Inc.	447	$280,939

Building Products - 3.7%
Masco Corp.	3,699	268,436

Construction Machinery & Heavy Transportation Equipment - 4.1%
Cummins, Inc.	843	293,870

Consumer Staples Merchandise Retail - 4.2%
Costco Wholesale Corp.	332	304,202

Health Care Equipment - 4.7%
Edwards Lifesciences Corp.(a)	4,558	337,429

Home Improvement Retail - 4.1%
Home Depot, Inc.	762	296,410

Industrial Gases - 3.9%
Air Products and Chemicals, Inc.	960	278,438

Industrial Machinery & Supplies & Components - 7.9%
Illinois Tool Works, Inc.	1,104	279,930
Watts Water Technologies, Inc. - Class A	1,418	288,280
		568,210
IT Consulting & Other Services - 4.1%
Accenture PLC - Class A	840	295,504

Life Sciences Tools & Services - 8.1%
Agilent Technologies, Inc.	2,197	295,145
Thermo Fisher Scientific, Inc.	548	285,086
		580,231
Metal, Glass & Plastic Containers - 3.8%
AptarGroup, Inc.	1,731	271,940

Other Specialty Retail - 3.9%
Tractor Supply Co.	5,245	278,300

Pharmaceuticals - 3.9%
Zoetis, Inc.	1,730	281,869

Semiconductor Materials & Equipment - 3.9%
Lam Research Corp.	3,856	278,519

Semiconductors - 7.1%
Texas Instruments, Inc.	1,392	261,014
Universal Display Corp.	1,677	245,177
		506,191
Specialty Chemicals - 3.7%
Sherwin-Williams Co.	779	264,805

Systems Software - 4.4%
ServiceNow, Inc.(a)	296	313,796

Trading Companies & Distributors - 3.6%
Fastenal Co.	3,644	262,040

Transaction & Payment Processing Services - 8.6%
Mastercard, Inc. - Class A	582	306,464
Visa, Inc. - Class A	988	312,247
		618,711
TOTAL COMMON STOCKS (Cost $5,994,563)		6,579,840

REAL ESTATE INVESTMENT TRUSTS - 8.3%
Data Center REITs - 4.4%
Equinix, Inc.	334	$314,925

Telecom Tower REITs - 3.9%
American Tower Corp.	1,517	278,233

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $562,019)		593,158

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.41%(b)	3,642	3,642
TOTAL SHORT-TERM INVESTMENTS (Cost $3,642)		3,642

TOTAL INVESTMENTS - 100.0% (Cost $6,560,224)		$7,176,640
Other Assets in Excess of Liabilities - 0.0%(c)		1,809
TOTAL NET ASSETS - 100.0%		$7,178,449

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Honeytree U.S. Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,579,840	$-	$-	$6,579,840
Real Estate Investment Trusts	593,158	-	-	593,158
Money Market Funds	3,642	-	-	3,642
Total Investments	$7,176,640	$-	$-	$7,176,640

Refer to the Schedule of Investments for further disaggregation of investment categories.

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